Note 16 - Stock-Based Compensation (Detail) - A Summary of the Status and Changes of the Company’s RSUs (Share Incentive Plan 2005 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share Incentive Plan 2005 [Member]
Nonvested at January 1, 2012	33,965,200
Nonvested at January 1, 2012 (in Dollars per share)	$ 0.1066
Granted	20,089,850
Granted (in Dollars per share)	$ 0.1013
Vested	(15,245,000)
Vested (in Dollars per share)	$ 0.0967
Forfeited and expired	(5,971,500)
Forfeited and expired (in Dollars per share)	$ 0.1172
Nonvested at December 31, 2012	32,838,550
Nonvested at December 31, 2012 (in Dollars per share)	$ 0.1061